Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax at federal statutory rate			$ (2,436)	$ (3,111)
State tax, net federal benefit			(241)	(982)
Meals and entertainment			11	0
Transaction costs			349	0
Fines and penalties			28	0
Stock based compensation			(122)	0
Warrant expense			(774)	0
Earnout expense			(5,227)	0
PPP loan forgiveness			(1,058)	0
162(m) Analysis			1,717	0
Change in valuation allowance			6,941	3,597
Other			141	3
Income tax (benefit) expense	$ 180	$ 218	$ (671)	$ (493)